Common Stock	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Equity [Abstract]
Common Stock

Note 11 - Common Stock

The Company affected a reverse split as of September 30, 2019, at the rate of one (1) share for each fifteen (15) shares. All share and per share amounts have been adjusted to reflect the impact of the reverse stock split.

As of November 30, 2020, there were 39,714,845 shares of Common Stock issued and outstanding.

Note 11 - Common Stock

Subsequent to the closing of the fiscal year ending August 31, 2019, the Company affected a reverse split as of September 30, 2019, which had the effect of reducing the number of outstanding shares from 187,864,600 to 12,524,307. All share and per share amounts in this filing have been retrospectively adjusted to reflect the impact of the reverse stock split. As of August 31, 2020, there were 27,082,419 shares of Common Stock issued and outstanding.

On May 20, 2020, we issued 1,100,000 common shares to a Pinnacle Consulting Services Inc. for consulting service provided to the Company. The agreement is attached hereto.

On May 20, 2020, we issued 1,000,000 common shares to a Tabular Investments LLC for consulting service provided to the Company.